Shareholder Report, Line Graph (Details) - USD ($)	Nov. 01, 2019	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
C000210871
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,625	$ 14,708	$ 14,082	$ 13,270	$ 12,496	$ 11,592	$ 10,886	$ 10,549	$ 12,215	$ 12,098	$ 11,174	$ 9,865	$ 9,981
C000210872
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,000	14,600	14,056	13,308	12,587	11,720	11,038	10,739	12,481	12,410	11,500	10,190	10,350
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	22,122	20,830	19,209	16,662	15,422	13,193	12,896	16,111	14,427	12,518	10,247	10,573
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 10,000	16,529	15,673	14,808	13,623	12,829	11,578	11,533	13,748	12,849	11,866	10,445	10,343
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	22,122	20,830	19,209	16,662	15,422	13,193	12,896	16,111	14,427	12,518	10,247	10,573
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 10,000	16,529	15,673	14,808	13,623	12,829	11,578	11,533	13,748	12,849	11,866	10,445	10,343
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	22,122	20,830	19,209	16,662	15,422	13,193	12,896	16,111	14,427	12,518	10,247	10,573
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 10,000	$ 16,529	$ 15,673	$ 14,808	$ 13,623	$ 12,829	$ 11,578	$ 11,533	$ 13,748	$ 12,849	$ 11,866	$ 10,445	$ 10,343